Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 27, 2021
Significant Accounting Policies (Tables) [Line Items]
Schedule of estimated useful lives of property and equipment
Buildings and improvements	2 – 39 years
Leasehold improvements	lesser of asset’s useful life or lease term (1 month – 20 years)
Equipment, furniture, and fixtures	2 – 15 years
Internal-use software	3 – 5 years

Schedule of revenue disaggregated by major revenue categories
	Fiscal Year Ended
	June 27, 2021	% of revenues	June 28, 2020	% of revenues
Major revenue categories:
Bowling	$203,730	52%	$270,102	52%
Food and beverage	128,393	32%	179,460	34%
Amusement	48,414	12%	62,407	12%
Media	14,697	4%	8,462	2%
Total revenues	$395,234	100%	$520,431	100%

Isos Acquisition Corporation [Member]
Significant Accounting Policies (Tables) [Line Items]
Schedule of basic and diluted net loss per share
	For the Three Months Ended September 30, 2021		For the Nine Months Ended September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net loss per share:
Numerator:
Allocation of net loss	$(6,605,690)	$(1,651,422)	$(4,834,534)	$(1,536,326)

Denominator:
Weighted-average shares outstanding	25,483,700	6,370,925	19,454,853	6,182,395
Basic and diluted net loss per share	$(0.26)	$(0.26)	$(0.25)	$(0.25)